Redeemable Convertible and Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Abstract]
Redeemable Convertible and Convertible Preferred Stock

Note 10—Redeemable Convertible and Convertible Preferred Stock

Immediately prior to the closing of the IPO, the Company had an aggregate of 86,062,799 shares of redeemable convertible and convertible preferred stock issued and outstanding which automatically converted into 20,349,223 shares of common stock. Subsequent to the closing of the IPO, no shares of preferred stock were issued or outstanding.

As of December 31, 2019, the Company’s preferred stock consisted of the following (in thousands, except share data):

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued And Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A	2,304,815	2,304,815	$4,656	$4,801	768,195
Series B-1	14,921,676	14,921,676	20,907	18,942	3,488,407
Series B-2	8,790,249	8,790,249	12,272	10,626	2,054,993
Series B-3	299,999	—	—	—	—
Series C	6,452,619	6,452,619	385	—	1,508,503
Series D	53,593,440	53,593,440	100,296	100,296	12,529,125

	86,362,798	86,062,799	$138,516	$134,665	20,349,223

Note 12—Redeemable Convertible and Convertible Preferred Stock and Stockholders’ Equity (Deficit) after Reorganization

Redeemable Convertible and Convertible Preferred Stock

In December 2019, the Company issued 53,593,440 shares of $0.001 par value Series D redeemable convertible preferred stock (the “Series D Preferred Stock”, collectively with the Series A, Series B-1, Series B-2 and Series C Preferred Stock, “Preferred Stock”) for net proceeds of $99.7 million.

The Company assessed the qualitative characteristics of the amended rights, preferences and privileges of Series A, Series B-1, Series B-2 and Series C Preferred Stock resulting from the issuance of the Series D Preferred Stock, in particular the removal of the prior ability to receive both (i) the liquidation preference and (ii) the right to participate with the holders of common stock for the remaining assets, on an as converted basis. Upon issuance of the Series D Preferred Stock, Series A, Series B-1 and Series B-2 have the right to obtain the greater of (i) the liquidation preference or (ii) the amount that would be payable had the holders of the each respective class of securities participated with common stock for the remaining assists, on an as converted basis. The Company concluded the amended right amounted to an extinguishment of the existing Series A, Series B-1, and Series B-2 Preferred Stock and issuance of new Series A, Series B-1, and Series B-2 Preferred Stock effective December 2019. There were no modifications made to the Series C Preferred Stock.

As a result, the Company recorded a net loss on extinguishment of the outstanding Series A, Series B-1 and Series B-2 Preferred Stock of $3.6 million comprised of a gain on Series A Preferred Stock of $0.1 million, loss on Series B-1 Preferred Stock of $2.0 million and loss on Series B-2 Preferred Stock of $1.7 million. The net loss on extinguishment was recorded to retained earnings (accumulated deficit) and is reflected as an increase in net loss allocable to common stock used in the calculation of net loss per share for the year ended December 31, 2019. The net loss on extinguishment was equal to the difference between the carrying value immediately preceding and fair value immediately following the issuance of Series D Preferred Stock for the respective classes of Preferred Stock.

The Company assessed the classification of its outstanding Preferred Stock subsequent to the modification of the terms of certain classes of Preferred Stock and the issuance of Series D Preferred Stock and determined that the Series A, Series B-1, Series B-2 and Series D Preferred Stock should be classified outside of stockholders’ equity (deficit) as redemption is not solely within control of the Company. Any changes in the redemption value are recognized immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. The Series C Preferred Stock remains classified within stockholders’ equity (deficit) as the holders do not have any redemption rights as they have no liquidation preference.

As of December 31, 2019, the Preferred Stock consisted of the following (in thousands, except share data):

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION PREFERENCE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A	2,304,815	2,304,815	$4,656	$4,801	768,195
Series B-1	14,921,676	14,921,676	20,907	18,942	3,488,407
Series B-2	8,790,249	8,790,249	12,272	10,626	2,054,993
Series B-3	299,999	—	—	—	—
Series C	6,452,619	6,452,619	385	—	1,508,503
Series D	53,593,440	53,593,440	100,296	100,296	12,529,125

	86,362,798	86,062,799	$138,516	$134,665	20,349,223

Pursuant to the Amended Certificate of Incorporation, the rights, preferences and privileges of the holders of the Preferred Stock at December 31, 2019 are as follows:

Voting

The holders of the Preferred Stock are entitled to vote on all matters submitted for a vote and have the right to vote the number of shares equal to the number of shares of common stock into which such Preferred Stock convert on the record date for determination of holders entitled to vote.

Approval of 59% of the Series D Preferred Stock outstanding is required to: (i) liquidate, dissolve, or wind-up the business and affairs of the Company, effect a merger or consolidation or any other deemed liquidation event; (ii) amend, alter or repeal any portion of the Company’s organizational documents; (iii) amend, alter, change or waive any of the rights, preferences and privileges of the Series D Preferred Stock; (iv) create, or authorize the creation of any shares senior to or at parity with the Series D Preferred Stock or increase the authorized number of shares of Series D Preferred Stock or any additional class of shares unless the shares rank junior to the Series D Preferred Stock; (v) reclassify, alter, or amend any existing share if such amendment would render such other share senior to or on a parity with Series D Preferred Stock; (vi) purchase or redeem or pay or declare any dividend or make any distribution on any shares other than the redemption of or dividend or distribution on the Series D Preferred Shares, dividends or other distributions on common stock in the form of additional shares and repurchase of common stock in connection with the registration or termination of any employee or consultant; (vii) incur any indebtedness other than equipment leases, bank lines of credit or trade payable incurred in ordinary course of business; (viii) invest in a non-wholly owned subsidiary or divest at least a majority position in a subsidiary or permit the transfer of rights to at least a majority of assets of such subsidiary; or (ix) increase or decrease the authorized number of directors constituting the board of directors.

Dividends

The holders of the Series D Preferred Stock are entitled to receive a dividend in preference to any return on common stock at the rate of 8% per share, per annum compounded annually. The dividend is payable only (i) when, as, and if declared by the board of directors, (ii) upon redemption of Series D Preferred Stock or (iii) upon a deemed liquidation event. No dividend has been declared on the Series D Preferred Stock through December 31, 2019. No other holder of Preferred Stock is entitled to receive a dividend.

The total cumulative dividends in arrears for the holders Series D Preferred Stock as of December 31, 2019 was $0.3 million.

Conversion

Each share of Series A, Series B-1, Series B-2, Series B-3, Series C and Series D Preferred Stock is convertible into common stock at the option of the holder any time after the date of issuance. In addition, the Preferred Stock will automatically be converted into common stock, at the applicable conversion ratio of each series then in effect, upon either the approval of 59% of the holders of the Series D Preferred Stock, or upon a qualified public offering, defined as a firm commitment underwritten public offering at a pre-offering valuation of the Company representing a per share price for a share of common stock that is greater than the original issuance price of the Series D Preferred Stock, as adjusted for the reverse stock split ($7.9814), with gross offering proceeds of $75.0 million or more (“Qualified Public Offering”).

The conversion ratio for each series of Preferred Stock is determined by dividing the original issuance price by the conversion price, each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s Amended Certificate of Incorporation. The original issuance price and conversion price for each class of Preferred Stock is as follows:

	ORIGINAL ISSUANCE PRICE	CONVERSION PRICE
Series A	$2.408	$7.2247
Series B-1	$1.200	$5.1330
Series B-2	$1.200	$5.1330
Series B-3	$1.200	$5.1330
Series C	$1.573	$6.7285
Series D	$1.8659	$7.9814

Any adjustment to the conversion price of the Series A, Series B-1, Series B-2, Series B-3, Series C and Series D Preferred Stock made as the result of the issuance or deemed issuance of additional common stock may be blocked by the holders of at least 59% of the outstanding Series D Preferred Stock.

Redemption

The holders of at least 59% of the outstanding Series D Preferred Stock voting together may, by written request delivered anytime on or after December 18, 2024, require the Company to redeem the Series D Preferred Stock by paying in cash a sum equal to the original Series D Preferred Stock issuance price plus any accrued but unpaid dividends. If the Company does not have sufficient funds legally available to redeem all Series D Preferred Stock to be redeemed at a redemption date, then the Company will redeem such shares ratably to the extent possible and will redeem the remaining shares as soon as sufficient funds are legally available. No other class of Preferred Stock is redeemable at the option of the holder.

Distribution and Liquidation Rights

Holders of Preferred Stock are entitled to receive distributions or dividends if, when, and as declared by the board of directors, or in the event of a liquidation, dissolution or winding up of the Company, including a deemed liquidation. A deemed liquidation event is defined as a merger of the Company or the sale, lease, transfer, or other disposition of substantially all the assets of the Company in which the Company is party to such transaction. Such distributions shall be payable in the following order:

(1)

first, to the holders of Series D Preferred Stock, an amount equal to the greater of (i) an amount per share of $1.8659 plus, in the case of a deemed liquidation event, any accrued but unpaid dividends or (ii) such amount per share as would have been payable as if each share of Series D Preferred Stock had been converted to common stock immediately prior to such distribution, liquidation, dissolution, winding up, or a deemed liquidation event;

(2)

next, to the holders of Series A, Series B-1, Series B-2 and Series B-3 Preferred Stock, an amount equal to the greater of (i) an amount per share of $2.083, $1.2694, $1.2088 and $1.20, respectively, or (ii) such amount per share as would have been payable as if each share of Series A, Series B-1, Series B-2 and Series B-3 Preferred Stock had been converted to common stock immediately prior to such distribution, liquidation, dissolution, winding up, or a deemed liquidation event; and

(3)

finally, to the holders of (i) Preferred Stock, (ii) common stock and (iii) enterprise junior stock, pro rata, according to the aggregated number of shares held, treating all Preferred Stock as if they had been converted to common stock immediately prior to the such distribution, liquidation, dissolution, winding up, or a deemed liquidation event only if such series of Series A, Series B-1, Series B-2, Series B-3 and Series D Preferred Stock is deemed to convert pursuant to Section 2(ii) above and subject to the enterprise junior stock thresholds, as applicable (see Note 13).

Common Stock

As of December 31, 2019, the Company’s Amended Certificate of Incorporation authorized the Company to issue 138,000,000 shares of $0.001 par value common stock.

In December 2019, the Company issued 297,241 shares of common stock in connection with the exercise of a common stock warrant by one of its investors. The warrant was exercised at a price per share of $0.04.

Pursuant to the Amended Certificate of Incorporation, the voting, dividend and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers and preferences of the holders of Preferred Stock. The common stock has the following characteristics:

Voting

Holders of common stock are entitled to one vote per share held on all matters except in cases where a majority of Preferred Stock is required.

Dividends

The holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding.

Distribution and Liquidation

After preference payments have been made to Series A, Series B-1, Series B-2, Series B-3 and Series D Preferred Stock, the remaining available assets are distributed to common stock, Series C Preferred Stock, on an as-converted basis, Series A, Series B-1, Series B-2, Series B-3 and Series D Preferred Stock on an as-converted basis only if the shares were converted pursuant to their liquidation preferences and enterprise junior stock subject to the enterprise junior stock thresholds (see Note 13).

Common Stock Reserved for Future Issuances

As of December 31, 2019, the Company had reserved common stock for the conversion of outstanding Preferred Stock, warrants to Preferred Stock, a warrant to purchase common stock, conversion of outstanding enterprise junior stock and the future issuance under the 2019 Equity Incentive Plan as follows:

SHARES RESERVED
For Series A Preferred Stock outstanding	768,195
For Series B-1 Preferred Stock outstanding	3,488,407
For Series B-2 Preferred Stock outstanding	2,054,993
For future issuances of Series B-3 Preferred Stock pursuant to warrants to purchase Series B-3 Preferred Stock	70,133
For Series C Preferred Stock outstanding	1,508,503
For Series D Preferred Stock outstanding	12,529,125
For future issuances of common stock pursuant to warrant to purchase common stock	297,241
For exercise of stock options under the 2019 Stock Incentive Plan	5,427,377
For conversion of vested and unvested enterprise junior stock(1)	676,795

26,820,769

(1)

For purposes of determining the conversion ratio for the enterprise junior stock, the Company utilized the fair value per share of common stock of $5.43, which was based on a valuation performed as of December 18, 2019.

Equity-Classified Warrants

Subsequent to the Reorganization, there were two outstanding warrants to purchase, in total, 594,482 shares of common stock at an exercise price of $0.04 per share (the “Common Stock Warrants”).

In December 2019, one of the Common Stock Warrants was exercised by an investor for the purchase of 297,241 shares of common stock at a price of $0.04 per share.

As of December 31, 2019, there was one outstanding Common Stock Warrant to purchase 297,241 shares of common stock at an exercise price of $0.04 per share. The outstanding Common Stock Warrant, which expires in August 2020, was exercised in March 2020 (see Note 19).